Supplement Dated March 2, 2026
To The Prospectuses Dated April 28, 2025 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, and PERSPECTIVE L SERIESSM FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

To The Initial Summary Prospectus Dated September 22, 2025 For
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

To The Initial Summary Prospectuses Dated April 28, 2025 For

ELITE ACCESS II®, PERSPECTIVE II®, and PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES

To The Updating Summary Prospectuses Dated April 28, 2025 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITY®,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, and PERSPECTIVE L SERIESSM FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account - I

To The Notice Documents Dated April 28, 2025 For

PERSPECTIVE II®, PERSPECTIVE ADVISORS IISM, PERSPECTIVE REWARDS®, and PERSPECTIVE ADVISORY® FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY and
PERSPECTIVESM and PERSPECTIVE FOCUS® FIXED AND VARIABLE ANNUITY and
CURIANGARDSM SIMPLIFIED RETIREMENT ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account - I

PERSPECTIVE ADVISORS® FIXED AND VARIABLE ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account II

PERSPECTIVE INVESTOR® FIXED AND VARIABLE ANNUITY

Issued by
Jackson National Life Insurance Company® through
JNLNY Separate Account IV

To The Prospectuses Dated April 28, 2025 For

JACKSON MARKET LINK PRO® II and JACKSON MARKET LINK PRO® ADVISORY II
SINGLE PREMIUM DEFERRED INDEX-LINKED ANNUITIES

To The Initial Summary Prospectuses Dated April 28, 2025 For

JACKSON MARKET LINK PRO® II and JACKSON MARKET LINK PRO® ADVISORY II
SINGLE PREMIUM DEFERRED INDEX-LINKED ANNUITIES

To The Updating Summary Prospectuses Dated April 28, 2025 For

JACKSON MARKET LINK PRO® II and JACKSON MARKET LINK PRO® ADVISORY II
SINGLE PREMIUM DEFERRED INDEX-LINKED ANNUITIES

Issued by
Jackson National Life Insurance Company of New York®

Effective March 2, 2026, the current charges for expedited delivery applicable to your Contract have increased as disclosed in this supplement. We pass the current charges for requested expedited delivery services through to you directly, with no added fees or profits to us. This means these charges are subject to change and are not subject to a maximum. Effective March 2, 2026, the new fees for these services are as follows:

•Between Monday and Friday, the current Expedited Delivery Charge is $23.
•On Saturday, the current Expedited Delivery Charge is $38.

(To be used with: JMV23537NY 04/25, JMV21086NY 04/25, JMV21451NY 04/25, JMV18691NY 04/25
JMV23538NY 04/25, JMV25288NY 04/25, JMV8037NY 04/25, JMV8037BENY 04/25, JMV7697NY 04/25, NV5890 04/25, NV4224 04/25, JMV9476NY 04/25, JMV16966NY 04/25, JMV9476WFNY 04/25, JMV23537NYISP 04/25, JMV21086NYISP 09/25, JMV21451NYISP 04/25, JMV18691NYISP 04/25, JMV23537NYUSP 04/25, JMV21086NYUSP 04/25, JMV21451NYUSP 04/25, JMV18691NYUSP 04/25, JMV23538NYUSP 04/25, JMV25288NYUSP 04/25, JMV8037NYUSP 04/25, JMV8037BENYUSP 04/25, JMV7697NYUSP 04/25, NV5890USP 04/25, NV4224USP 04/25, JMV9476NYUSP 04/25, JMV16966NYUSP 04/25, JMV9476WFNYUSP 04/25, NV3784ND 04/25, JMV7698NYND 04/25, NV5869ND 04/25, JMV17955NYND 04/25, NV5526ND 04/25, JMV17183NYND 04/25, NV4224WFND 04/25, NMV2731ND 04/25, NV6016GWND 04/25, NV3174GWND 04/25, NV3174CEGWND 04/25, NV5825GWND 04/25, RPR00003NY 04/25, RPR00004NY 04/25, RPR00003NYISP 04/25, RPR00004NYISP 04/25, RPR00003NYUSP 04/25, RPR00004NYUSP 04/25)

RPS00138 03/26